STOCKHOLDERS’ DEFICIT (Details Narrative 3) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2019	Jun. 30, 2024	Jun. 30, 2023
Restricted Stock Units (RSUs) [Member]
Restricted stock units, shares	0.117
Fair value granted, shares	$ 497,240
Unrecognized restricted stock units expense		$ 248,620	$ 248,620
Restricted stock units not yet vested, shares		$ 248,620	$ 248,620
Unvested Restricted Stock Units [Member]
Unvested restricted stock units		0.06	0.06
Chief Executive Officer [Member]
Restricted stock units, shares	0.078
Chief Scientific Officer [Member]
Restricted stock units, shares	0.039